Convertible Notes Payable	6 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Convertible Notes Payable

2.	CONVERTIBLE NOTES PAYABLE

In September 2016, the Company issued $4,000 of convertible promissory notes to three unrelated individuals. The notes are convertible into shares of the Company’s common stock at a conversion price of $0.20 per share, are unsecured, bear interest of 1% per annum, and mature on December 31, 2017. The Company determined that there was no beneficial conversion features related to the issuance of any of the notes.